LEASE (Tables)	12 Months Ended
Dec. 31, 2019
LEASE
Summary of components of lease expense, including both amounts recognized in profit or loss and any amounts capitalized as part of the cost of another asset

Year ended
December 31,
2019

Finance lease cost:
- Amortization of right-of-use assets	222,101
- Interest on lease liabilities	299,511
Operating lease cost	100,469
Short-term lease cost	5,004

Total lease expense	627,085

Summary of supplemental cash flow information related to leases

Year ended
December 31,
2019

Cash paid for amounts included in measurement of lease liabilities (Note 1):
- Operating cash flows from finance leases	(248,417)
- Operating cash flows from operating leases	(116,295)
- Financing cash flows from finance leases	(302,679)

Non-cash information on lease liabilities arising from obtaining ROU assets
- Finance leases	708,757
- Operating leases	333,775

Summary of weighted average remaining lease term and weighted average discount rate for leases

As of December 31,
2019

Weighted average remaining lease term:
- Finance leases	15.2
- Operating leases	15.6

Weighted average discount rate:
- Finance leases	6.91%
- Operating leases	6.35%

Summary of maturities of lease liabilities

	As of December 31, 2019
			Total of
			finance lease
		Other	and other	Operating
	Finance lease	financing	financing	lease
	obligations	obligations	obligations	obligations	Total
Within 1 year	502,261	32,232	534,493	97,993	632,486
After 1 year but within 2 years	399,200	37,462	436,662	72,046	508,708
After 2 years but within 3 years	399,843	72,845	472,688	64,151	536,839
After 3 years but within 4 years	414,126	69,248	483,374	64,086	547,460
After 4 years but within 5 years	429,902	65,688	495,590	64,547	560,137
After 5 years	5,905,408	163,480	6,068,888	880,855	6,949,743
Total	8,050,740	440,955	8,491,695	1,243,678	9,735,373

Less: total future interest	(3,387,232)	(121,742)	(3,508,974)	(478,541)	(3,987,515)
Less: estimated construction costs	—	(9,127)	(9,127)	—	(9,127)

Present value of lease obligations	4,663,508	310,086	4,973,594	765,137	5,738,731
Including:
- Current portion			222,473	55,139	277,612
- Non-current portion			4,751,121	709,998	5,461,119

	As of December 31, 2018
	Finance lease	Other financing
	obligations	obligations	Total
Within 1 year	352,524	37,150	389,674
After 1 year but within 2 years	453,891	80,276	534,167
After 2 years but within 3 years	286,468	107,497	393,965
After 3 years but within 4 years	282,627	111,616	394,243
After 4 years but within 5 years	292,481	113,667	406,148
After 5 years	3,926,028	1,878,098	5,804,126
Total	5,594,019	2,328,304	7,922,323

Less: total future interest	(2,300,484)	(1,160,108)	(3,460,592)
Less: estimated construction costs	—	(160,506)	(160,506)

Present value of finance lease and other financing obligations	3,293,535	1,007,690	4,301,225
Including:
- Current portion			166,898
- Non-current portion			4,134,327

Schedule of future minimum operating lease payments

Twelve-months ending December 31,
2019	95,082
2020	69,541
2021	48,072
2022	41,758
2023	40,952
Thereafter	407,070
Total	702,475